Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of components of income tax expense (benefit)
	Six months ended 30 June 2022 unaudited £’000	Six months ended 30 June 2021 unaudited £’000
Income tax credit	337	236

	2021 £’000		2020 £’000		2019 £’000
Current tax credit
Current tax credited to the income statement		646		1,144		1,782
Taxation payable in respect of foreign subsidiary		–		(21)		–
Adjustment in respect of prior year		–		158		3
	646		1,281		1,785
Deferred tax credit
Reversal of temporary differences		–		–		–
Total tax credit		646		1,281		1,785

Schedule of difference between actual tax charge and the standard rate of corporation tax

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2021 £’000	2020 £’000	2019 £’000
Loss before tax	(6,106)	(23,470)	(11,870)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19%	(1,160)	(4,459)	(2,255)
Expenses not deductible for tax purposes	75	596	1,087
Income not taxable	(2)	(75)	–
Unrelieved tax losses and other deductions	–	–	(114)
Adjustment in respect of prior period	–	(158)	(3)
Surrender of tax losses for R&D tax refund	(280)	(491)	(1,810)
Foreign exchange differences		–	1
Deferred tax not recognised	721	3,306	1,309
Total tax credited to the income statement	(646)	(1,281)	(1,785)